UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Reports to Stockholders.

The Advisors' Inner Circle Fund

Haverford Quality Growth Stock Fund

Semi-Annual Report | **April 30, 2014**

HAVERFORD

QUALITY INVESTING

Investment Adviser:

Haverford Financial Services, Inc.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2014

The Fund files its complete schedule of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-301-7212; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2014 (Unaudited)

Dear Fellow Shareholders,

We are pleased to send you the Semi-Annual Report for the Haverford Quality Growth Stock Fund (the “Fund”) for the six month period ended April 30, 2014. The report contains information on the holdings of the Fund, along with financial highlights and Statement of Operations. During the six months ended April 30, 2014, the Fund returned 9.98%, while the Standard and Poor’s 500 Index increased 8.36%. The Fund’s performance relative to the index is primarily attributable to the performance of holdings within the Consumer Staple and Discretionary sectors. Performance gains were driven by large weightings to outperformers CVS Caremark and Walt Disney, both of which advanced 17% during the time period. The single biggest detractor from performance was the Fund’s zero-exposure to the Utilities which represented the market’s best performing sector, increasing 13%.

We believe confidence in the economy will continue to rise this year as job growth continues, budget deficits shrink, and GDP growth accelerates. Another factor that should aid confidence this year is the absence of major threatening events on the horizon. No fiscal cliff, no sequestration, no debt ceiling deadline, and no government shutdown, all of which saps confidence and decision making. We are not suggesting there are not macro risks to worry about, but just not the self-induced ones that plagued our economy over the past 2 years.

2014 is shaping-up to be a more volatile year for the equity markets. Unlike 2013, the stock market has experienced some pullbacks with some sectors experiencing 10% corrections, but we believe market downdrafts will be short lived. January greeted investors with a 7% pullback, which was quickly and completely reversed in February. With a bit of irony, the S&P 500 hit an all-time high of 1883 on the fifth anniversary of its intra-day low March 6, 2009 at the ominous 666 level.

The market’s five year, 182% (not including dividends) gallop from the March ’09 lows has caused many investors to question whether this bull market has gone too far too quickly. According to research from Dr. Jeremy Siegel, examining over 140 years of data (which includes multiple indices to reflect the broad market over that time span), the average bull market lasts 67 months and returns 178%. In this light, the current bull market does not appear to be an outlier. Bull markets don’t end because of time and duration. They most often end due to over-tightening by the Federal Reserve, anticipation of a recession, or an unpredictable exogenous event. We continue to believe the probability of a recession occurring in the near to intermediate term remains low. In fact, our forecast is for slightly faster growth in 2014.

Beginning the year there were isolated pockets of froth and excess, notably in the biotech and social media space, which have recently experienced significant

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2014 (Unaudited)

corrections. The broad market though, is selling at approximately 16x earnings, roughly in line with its long term historic average. This is an attractive valuation when you consider low levels of inflation and interest rates.

Overall, fresh all-time equity market highs combined with record levels of household net worth are helping heal the scars from the financial crisis 5 years ago. As a result, confidence is starting to overtake fear and anxiety. Renewed confidence should help the US economy and extend the equity bull market that started 5 years ago.

Sincerely,

Henry B. Smith

Chief Investment Officer

Haverford Financial Services, Inc.

This material represents the manager’s assessment of the Fund and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-866-301-7212 or visit our website at www.haverfordfunds.com.

Definition of Comparative Index

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock’s weight in the index proportionate to its market value.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2014 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.9%
	Shares	Value
CONSUMER DISCRETIONARY — 12.0%
McDonald’s	59,150	$5,996,627
TJX	84,200	4,898,756
Walt Disney	85,234	6,762,466

		17,657,849

CONSUMER STAPLES — 12.9%
Coca-Cola	87,000	3,548,730
CVS Caremark	93,891	6,827,753
PepsiCo	55,000	4,723,950
Procter & Gamble	48,600	4,011,930

		19,112,363

ENERGY — 9.7%
Chevron	36,000	4,518,720
Exxon Mobil	45,602	4,670,101
Schlumberger	50,800	5,158,740

		14,347,561

FINANCIAL SERVICES — 14.0%
American Express	33,500	2,928,905
BlackRock, Cl A	17,400	5,237,400
JPMorgan Chase	92,900	5,200,542
Wells Fargo	147,995	7,346,472

		20,713,319

HEALTH CARE — 13.9%
Becton Dickinson	40,100	4,532,503
Covidien	73,200	5,215,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Johnson & Johnson	61,450	$6,224,270
UnitedHealth Group	60,400	4,532,416

		20,504,689

INDUSTRIAL — 13.7%
Eaton	78,800	5,724,032
Union Pacific	22,600	4,303,718
United Technologies	47,060	5,568,610
WW Grainger	18,200	4,630,080

		20,226,440

INFORMATION SERVICES — 19.0%
Accenture, Cl A	65,155	5,226,734
Apple	10,320	6,089,729
International Business Machines	25,500	5,009,985
Oracle	113,000	4,619,440
QUALCOMM	91,500	7,201,965

		28,147,853

MATERIALS — 3.7%
E.I. du Pont de Nemours	80,064	5,389,908

TOTAL COMMON STOCK (Cost $105,005,011)		146,099,982

CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010% (A) (Cost $1,630,847)	1,630,847	1,630,847

TOTAL INVESTMENTS — 100.0% (Cost $106,635,858)		$147,730,829

Percentages are based on Net Assets of $147,786,956.
(A)	The rate reported is the 7-day effective yield as of April 30, 2014.
Cl	Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2014 (Unaudited)

STATEMENT OF ASSETS AND LIABLITIES

Assets:
Investments at Value (Cost $106,635,858)	$147,730,829
Dividends Receivable	144,150
Receivable for Capital Shares Sold	38,912
Dividend Tax Reclaim Receivable	4,685
Prepaid Expenses	5,989

Total Assets	147,924,565

Liabilities:
Payable due to Adviser	71,873
Payable due to Administrator	14,375
Payable for Capital Shares Redeemed	13,000
Payable due to Trustees	2,104
Chief Compliance Officer Fees Payable	1,422
Other Accrued Expenses	34,835

Total Liabilities	137,609

Net Assets	$147,786,956

Net Assets Consist of:
Paid-in Capital	$104,213,706
Undistributed Net Investment Income	83,072
Accumulated Net Realized Gain on Investments	2,395,207
Net Unrealized Appreciation on Investments	41,094,971

Net Assets	$147,786,956

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	10,650,885

Net Asset Value, Offering and Redemption Price Per Share	$13.88

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
FOR THE SIX MONTHS ENDED
APRIL 30, 2014 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends (Net of Foreign Taxes Withheld of $3,505)	$1,487,621

Total Income	1,487,621

Expenses:
Investment Advisory Fees	412,103
Administration Fees	82,421
Trustees’ Fees	5,575
Chief Compliance Officer Fees	4,494
Transfer Agent Fees	29,827
Legal Fees	14,527
Audit Fees	10,693
Printing Fees	9,422
Custodian Fees	3,840
Registration and Filing Fees	3,274
Other Expenses	6,134

Total Expenses	582,310
Less:
Fees Paid Indirectly (Note 4)	(26)

Net Expenses	582,284

Net Investment Income	905,337

Net Realized Gain on Investments	2,401,219
Net Change in Unrealized Appreciation on Investments	9,742,556

Net Realized and Unrealized Gain on Investments	12,143,775

Net Increase in Net Assets Resulting from Operations	$13,049,112

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Operations:
Net Investment Income	$905,337	$1,535,380
Net Realized Gain on Investments	2,401,219	3,348,731
Net Change in Unrealized Appreciation on Investments	9,742,556	20,322,527

Net Increase in Net Assets Resulting from Operations	13,049,112	25,206,638

Dividends and Distributions:
Net Investment Income	(836,016)	(1,651,328)
Net Realized Gain	(886,082)	—

Total Dividends and Distributions	(1,722,098)	(1,651,328)

Capital Share Transactions:
Issued	13,952,888	26,677,007
Reinvestment of Dividends and Distributions	1,617,842	1,538,588
Redeemed	(10,529,801)	(22,067,675)

Net Increase in Net Assets from Capital Share Transactions	5,040,929	6,147,920

Total Increase in Net Assets	16,367,943	29,703,230

Net Assets:
Beginning of Period	131,419,013	101,715,783

End of Period (Including Undistributed Net Investment Income of $83,072 and $13,751, respectively)	$147,786,956	$131,419,013

Share Transactions:
Issued	1,042,920	2,267,907
Reinvestment of Dividends and Distributions	122,370	133,824
Redeemed	(793,819)	(1,898,028)

Net Increase in Shares Outstanding from Share Transactions	371,471	503,703

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

FINANCIAL HIGHLIGHTS
			Selected Per Share Data & Ratios
	For a Share Outstanding Throughout Each Period

		Year Ended October 31,
	Six Months Ended to April 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$12.78	$10.40	$9.71	$9.38	$8.35	$8.07

Income from Investment Operations:
Net Investment Income(1)	0.09	0.15	0.17	0.13	0.13	0.14
Net Realized and Unrealized Gain	1.18	2.40	0.68	0.33	1.02	0.28

Total from Investment Operations	1.27	2.55	0.85	0.46	1.15	0.42

Dividends and Distributions:
Net Investment Income	(0.08)	(0.17)	(0.16)	(0.13)	(0.12)	(0.14)
Net Realized Gains	(0.09)	—	—	—	—	—

Total Dividends and Distributions	(0.17)	(0.17)	(0.16)	(0.13)	(0.12)	(0.14)

Net Asset Value, End of Period	$13.88	$12.78	$10.40	$9.71	$9.38	$8.35

Total Return**	9.98%	24.68%	8.79%	4.86%*	13.87%*	5.40%*

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$147,787	$131,419	$101,716	$80,054	$49,156	$20,366
Ratio of Expenses to Average Net Assets (including waivers, reimbursements, and fees paid indirectly)(2)	0.85%†	0.98%^	1.00%^	1.00%	1.00%	1.00%
Ratio of Expenses to Average Net Assets (excluding waivers, reimbursements, and fees paid indirectly)	0.85%†	0.87%	0.92%	1.00%	1.44%	2.45%
Ratio of Net Investment Income to Average Net Assets	1.32%†	1.32%	1.65%	1.33%	1.43%	1.81%
Portfolio Turnover Rate	6%	21%	26%	17%	28%	23%

(1)	Per share data calculated using average shares method.

(2)	The Ratio of Expenses to Average Net Assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

^	Ratio includes previously waived advisory fees recaptured.

*	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period.

**	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 50 funds. The financial statements herein are those of the Haverford Quality Growth Stock Fund, a diversified fund (the “Fund”). The investment objective of the Fund is long-term growth of capital. The Fund invests primarily (at least 80% of its net assets) in equity securities. The Fund focuses on U.S. listed common stocks with large market capitalizations that Haverford Financial Services, Inc. (the “Adviser”) believes are the quality companies with stock that offer the potential for future price appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2014

Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2014, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2014

As of April 30, 2014, all the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

For the six months ended April 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2014, there were no Level 3 securities.

For the six months ended April 30, 2014, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2014, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2014, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2014

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income, if any, quarterly. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $100,000 or 0.12% of the first $250 million, 0.10% of the next $250 million, and 0.08% of any amount above $500 million of the Fund’s average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2014, the Fund earned cash management credits of $26, which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as the custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2014

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively “excluded expenses”)) for the Fund from exceeding 1.00% of the Fund’s average daily net assets until February 28, 2015. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between total annual operating expenses (not including excluded expenses) and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. At April 30, 2014, there were no previously waived and reimbursed fees subject to recapture.

6.	Investment Transactions:

For the six months ended April 30, 2014, the Fund made purchases of $13,667,181 and sales of $8,067,092 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, were as follows:

Ordinary Income
2013	$1,651,328
2012	1,466,686

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
APRIL 30, 2014

As of October 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$13,751
Undistributed Long-Term Capital Gain	885,719
Unrealized Appreciation	31,346,766

Total Distributable Earnings	$32,246,236

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2013, the Fund utilized $1,976,235 of capital loss carryforwards, to offset capital gains. As of October 31, 2013, the Fund had no capital loss carryforwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2014, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$106,635,858	$41,251,983	$(157,012)	$41,094,971

8.	Other:

At April 30, 2014, 82% of total shares outstanding were held by one record shareholder. This shareholder was comprised of omnibus accounts that were held on behalf of various shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

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Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND

	Beginning Account Value 11/01/13	Ending Account Value 04/30/14	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,099.80	0.85%	$4.43
Hypothetical 5% Return	1,000.00	1,019.84	0.85	4.26

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

Haverford Quality Growth Stock Fund

P.O. Box 219745

Kansas City, MO 64121

866-301-7212

Adviser:

Haverford Financial Services, Inc.

Three Radnor Corporate Center, Suite 450

Radnor, PA 19087

Distributor:

SEI Investments Distribution Co.

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

HIM-SA-001-1000

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk Treasurer, Controller & CFO

Date: July 7, 2014